Non-Hedge Derivative Gain (Tables)	6 Months Ended
Jun. 30, 2011
Derivative Instruments Not Designated As Hedging Instruments [Abstract]
Derivative Instruments Not Designated as Hedging Instruments [Text Block]
	Six months ended June 30,
	2011	2010
	(unaudited)	(unaudited)
	(in US dollars, millions)

Non-hedge derivative (gain)/loss

(Gain)/loss on non-hedge derivatives	(88)	409

The net gain recorded in the six months ended June 30, 2011 relates to the fair value movements of the conversion features of convertible bonds.

Reclassification, Hedge Items [Text Block]

The effect of the NPSE re-designation in July 2009 and subsequent accounting for these contracts is stated below.

	At June 30,	At December 31,
	2011	2010
	(unaudited)
	(in US Dollars, millions)

Liability at beginning of period	-	556
Fair value movements (recorded in non-hedge derivative (gain)/loss)	-	131
Realized settlements	-	(687)
Liability at end of period	-	-

Derivative Instruments Not Designated As Hedging Instruments (Gain) Loss Net [Text Block]

Movement on bonds

	Six months ended June 30,
	2011	2010
	(unaudited)	(unaudited)
	(in US Dollars, millions)

Fair value gain on mandatory convertible bonds	(92)	-

Fair value movements on the mandatory convertible bonds relate to the ex interest NYSE closing price as further discussed in Note E.